Leases - Minimum Future Payments for Operating Lease Contracts not Subject to Cancellation as Lessor (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	$ 83,728	$ 72,266
From 1 to 5 years	1,226,917	2,246,865
More than 5 years	1,206,080	1,922,188
TOTAL	2,516,725	$ 4,241,319
ARS
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	3,753
From 1 to 5 years	177,853
More than 5 years	18,945
USD
Minimum Future Payments For Operating Lease Contracts Not Subject To Cancellation As Lessor [Line Items]
Up to 1 year	79,975
From 1 to 5 years	1,049,064
More than 5 years	$ 1,187,135